Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies
Schedule of expected future minimum lease payments

Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	162
1 - 3 years	19
4 - 5 years	-
More than 5 years	-
181